Schedule of long term loan and financing (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	R$ 11,265,416
E S N 2024 [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	1,947,463
Spare Engine Facility [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	125,106
Exchange rate | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	3,451,977
Percentage of exchange premium | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	3,598,981
Contractual amendment | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	218,040
Withholding income tax on salaries | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	858,843
Foreign Currency Long-term Borrowings [Member] | Debentures Two [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	1,055,249
Foreign Currency Long-term Borrowings [Member] | Statement Table
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	9,757
Twenty Twenty Three [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	639,250
Twenty Twenty Three [Member] | Foreign Currency Long-term Borrowings [Member] | Debentures Two [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	575,591
Twenty Twenty Three [Member] | Foreign Currency Long-term Borrowings [Member] | Statement Table
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	4,752
Twenty Twenty Three [Member] | Foreign Currency Long-term Borrowings [Member] | E S N 2024 [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	(0)
Twenty Twenty Three [Member] | Foreign Currency Long-term Borrowings [Member] | Spare Engine Facility [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	24,595
Twenty Twenty Three [Member] | Foreign Currency Long-term Borrowings [Member] | Exchange rate | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	(0)
Twenty Twenty Four [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	2,565,608
Twenty Twenty Four [Member] | Foreign Currency Long-term Borrowings [Member] | Debentures Two [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	479,658
Twenty Twenty Four [Member] | Foreign Currency Long-term Borrowings [Member] | Statement Table
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	2,500
Twenty Twenty Four [Member] | Foreign Currency Long-term Borrowings [Member] | E S N 2024 [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	1,947,463
Twenty Twenty Four [Member] | Foreign Currency Long-term Borrowings [Member] | Spare Engine Facility [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	100,511
Twenty Twenty Four [Member] | Foreign Currency Long-term Borrowings [Member] | Exchange rate | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Four [Member] | Foreign Currency Long-term Borrowings [Member] | Percentage of exchange premium | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	(0)
Twenty Twenty Four [Member] | Foreign Currency Long-term Borrowings [Member] | Contractual amendment | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	35,476
Twenty Twenty Four [Member] | Foreign Currency Long-term Borrowings [Member] | Withholding income tax on salaries | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Five [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	3,638,213
Twenty Twenty Five [Member] | Foreign Currency Long-term Borrowings [Member] | Debentures Two [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Five [Member] | Foreign Currency Long-term Borrowings [Member] | Statement Table
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	2,505
Twenty Twenty Five [Member] | Foreign Currency Long-term Borrowings [Member] | E S N 2024 [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Five [Member] | Foreign Currency Long-term Borrowings [Member] | Spare Engine Facility [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Five [Member] | Foreign Currency Long-term Borrowings [Member] | Exchange rate | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Five [Member] | Foreign Currency Long-term Borrowings [Member] | Percentage of exchange premium | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	3,598,981
Twenty Twenty Five [Member] | Foreign Currency Long-term Borrowings [Member] | Contractual amendment | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	36,727
Twenty Twenty Five [Member] | Foreign Currency Long-term Borrowings [Member] | Withholding income tax on salaries | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Six [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	3,530,446
Twenty Twenty Six [Member] | Foreign Currency Long-term Borrowings [Member] | Debentures Two [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Six [Member] | Foreign Currency Long-term Borrowings [Member] | Statement Table
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Six [Member] | Foreign Currency Long-term Borrowings [Member] | E S N 2024 [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Six [Member] | Foreign Currency Long-term Borrowings [Member] | Spare Engine Facility [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Six [Member] | Foreign Currency Long-term Borrowings [Member] | Exchange rate | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	3,451,977
Twenty Twenty Six [Member] | Foreign Currency Long-term Borrowings [Member] | Percentage of exchange premium | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Six [Member] | Foreign Currency Long-term Borrowings [Member] | Contractual amendment | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	78,469
Twenty Twenty Six [Member] | Foreign Currency Long-term Borrowings [Member] | Withholding income tax on salaries | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Six Onwards [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	33,056
Twenty Twenty Six Onwards [Member] | Foreign Currency Long-term Borrowings [Member] | Debentures Two [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Six Onwards [Member] | Foreign Currency Long-term Borrowings [Member] | Statement Table
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Six Onwards [Member] | Foreign Currency Long-term Borrowings [Member] | E S N 2024 [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Six Onwards [Member] | Foreign Currency Long-term Borrowings [Member] | Spare Engine Facility [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Six Onwards [Member] | Foreign Currency Long-term Borrowings [Member] | Exchange rate | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Six Onwards [Member] | Foreign Currency Long-term Borrowings [Member] | Percentage of exchange premium | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Twenty Twenty Six Onwards [Member] | Foreign Currency Long-term Borrowings [Member] | Contractual amendment | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	33,056
Twenty Twenty Six Onwards [Member] | Foreign Currency Long-term Borrowings [Member] | Withholding income tax on salaries | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Without Maturity Date [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	858,843
Without Maturity Date [Member] | Foreign Currency Long-term Borrowings [Member] | Debentures Two [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Without Maturity Date [Member] | Foreign Currency Long-term Borrowings [Member] | Statement Table
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Without Maturity Date [Member] | Foreign Currency Long-term Borrowings [Member] | E S N 2024 [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Without Maturity Date [Member] | Foreign Currency Long-term Borrowings [Member] | Spare Engine Facility [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Without Maturity Date [Member] | Foreign Currency Long-term Borrowings [Member] | Exchange rate | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Without Maturity Date [Member] | Foreign Currency Long-term Borrowings [Member] | Percentage of exchange premium | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Without Maturity Date [Member] | Foreign Currency Long-term Borrowings [Member] | Contractual amendment | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Without Maturity Date [Member] | Foreign Currency Long-term Borrowings [Member] | Withholding income tax on salaries | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	858,843
Twenty Twent Three [Member] | Foreign Currency Long-term Borrowings [Member] | Contractual amendment | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	34,312
Twenty Twent Three [Member] | Foreign Currency Long-term Borrowings [Member] | Withholding income tax on salaries | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	R$ (0)